EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 5	$ 6	$ 17	$ 19
Interest cost	19	18	57	54
Expected return on assets	(26)	(27)	(76)	(84)
Amortization of:
Prior service credit	1	0	1	(1)
Actuarial loss	17	18	51	56
Net periodic benefit cost	16	15	50	44
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1	4	4
Interest cost	3	5	11	19
Expected return on assets	(2)	(1)	(6)	(5)
Amortization of:
Prior service credit	(33)	(31)	(93)	(52)
Actuarial loss	1	2	1	5
Net periodic benefit cost	(30)	(24)	(83)	(29)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4	3	10	11
Interest cost	0	1	2	2
Expected return on assets	0	0	0	0
Amortization of:
Prior service credit	0	1	1	1
Actuarial loss	0	0	0	1
Net periodic benefit cost	$ 4	$ 5	$ 13	$ 15